BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED JULY 20, 2026
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 27, 2026, AS SUPPLEMENTED
Brighthouse/Wellington Core Equity Opportunities Portfolio
Effective immediately, Timothy J. Casaletto and G. Thomas Levering, will serve as co-portfolio managers of Brighthouse/Wellington Core Equity Opportunities Portfolio (the “Portfolio”). As of April 30, 2026, Messrs. Casaletto and Levering did not beneficially own any equity securities of the Portfolio. Effective immediately, Mr. Fisher will no longer serve as portfolio manager of the Portfolio. Effective immediately, all references to Mr. Fisher in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
Effective immediately, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Timothy J. Casaletto, CFA, Managing Director and Portfolio Manager of Wellington Management, has co-managed the Portfolio since July 2026. G. Thomas Levering, Senior Managing Director, Partner, Global Industry Analyst, and Portfolio Manager of Wellington Management, has co-managed the Portfolio since July 2026.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the following paragraph is added following the fourth paragraph of the section:
Timothy J. Casaletto, CFA, Managing Director and Portfolio Manager of Wellington Management, has served as a Portfolio Manager of the Portfolio since July 2026. Mr. Casaletto joined Wellington Management as an investment professional in 2014.
G. Thomas Levering, Senior Managing Director, Partner, Global Industry Analyst, and Portfolio Manager of Wellington Management, has served as a Portfolio Manager of the Portfolio since July 2026. Mr. Levering joined Wellington Management as investment professional in 2000.
Effective immediately, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Messrs. Casaletto and Levering is added immediately following the information included therein with respect to Mr. Fitzgerald:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Timothy J. Casaletto, CFA[2], Brighthouse/Wellington Core Equity Opportunities Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
G. Thomas Levering[2], Brighthouse/Wellington Core Equity Opportunities Portfolio	Registered Investment Companies	20	$10,299,344,179	3	$8,154,211,629
	Other Pooled Investment Vehicles	38	$5,524,594,441	16	$4,486,802,811
	Other Accounts	67	$818,245,409	8	$165,859,014
2 Other accounts managed information is as of April 30, 2026.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE